Revenue - Contract Balances	12 Months Ended
Dec. 31, 2018
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Revenue - Contract Balances
29.	Revenue – Contract Balances

(a) Details of in-progress contracts as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Accumulated cost	￦	21,404,321	26,153,452
Accumulated contract profit		1,524,208	1,848,718
Accumulated contract loss		(718,593)	(804,538)
Accumulated contract revenue		22,209,936	27,197,632

(b) Details of due from customers for contract work and due to customers for contract work as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Unbilled due from customers for contract work	￦	728,007	810,655
Due to customers for contract work		(782,968)	(641,064)

	￦	(54,961)	169,591

(c) Due to the factors causing the variation of costs for the years ended December 31, 2017 and 2018, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2017, 2018 and future periods are as follows:

	2017		2018
	(in millions of Won)
Changes in estimated total contract costs	￦	164,812	427,812
Changes in profit before income taxes of construction contract :
- Current period		(69,656)	(38,720)
- Future periods		(6,041)	69,428

The effect on the current and future profit is estimated based on the circumstances that have occurred from the commencement date of the contract to the end of period. The estimation is evaluated for the total contract costs and expected total contract revenue as of the end of the period. Also, it may change during future periods.

(d) Uncertainty of estimates

1)	Total contract revenues

Total contract revenues are measured based on contractual amount initially agreed. However, the contract revenues can increase due to additional contract work, claims and incentive payments, or decrease due to penalty when the completion of contract is delayed due to the Company’s fault. Therefore, this measurement of contract revenues is affected by the uncertainty of the occurrence of future events.

2)	Total contract costs

Contract revenues are recognized based on the percentage of completion, which is measured on the basis of the gross cost amount incurred to date. Total contract costs are estimated based on estimates of future material costs, labor costs, outsourcing cost and others. There is uncertainty in estimates on future contract costs due to various internal and external factors such as fluctuation of market, the risk of business partner and the experience of project performance and others. The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Management reviews the assumptions used in estimated contract costs at each reporting period end and adjusts them, if necessary.